Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions			3 Months Ended		9 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020
Disclosure of internal credit grades [line items]
ECL allowance	$ 21	$ 22	$ 21
Residential mortgages	245,045	221,165	245,045
Business and government loans	144,130	135,546	144,130
Customers' liability under acceptances	10,817	9,606	10,817
Expected credit loss allowance on debt securities classified at amortized cost	15	16	15	$ 15	$ 16
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	13	14
Other assets [member] | Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	23	23	23
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,817	9,606	10,817
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	14	63	14
Business and government loans	$ 24,940	$ 23,291	$ 24,940